Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of the Parent Company
19.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

CONDENSED BALANCE SHEETS

	December 31,
	2014	2015
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	234,034	136,810	21,120
Term deposits	685,633	667,911	103,108
Prepaid expenses and other current assets	7,591	10,397	1,605

Total current assets	927,258	815,118	125,833
Non-current assets:
Other non-current assets	8,421	7,173	1,107
Investment in subsidiaries	2,737,009	4,047,714	624,859

Total non-current assets	2,745,430	4,054,887	625,966

Total assets	3,672,688	4,870,005	751,799

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other payables	4,772	16,327	2,520
Due to subsidiaries	2,493	2,642	408

Total current liabilities	7,265	18,969	2,928

Total liabilities	7,265	18,969	2,928

Commitments and Contingencies
Shareholders’ equity:
Class A ordinary shares(par value of US$0.01 per share; 99,931,211,060 shares authorized; 48,777,835 and 51,230,242 shares issued and outstanding as of December 31, 2014 and 2015, respectively)	3,301	3,452	533
Class B ordinary shares(par value US$0.01 per share; 68,788,940 shares authorized; 61,824,328 and 61,824,328 shares issued and outstanding as of December 31, 2014 and 2015, respectively)	4,183	4,183	646
Additional paid-in capital	2,649,111	2,787,103	430,255
Accumulated other comprehensive income	5,932	62,753	9,687
Retained earnings	1,002,896	1,993,545	307,750

Total shareholders’ equity	3,665,423	4,851,036	748,871

Total liabilities and shareholders’ equity	3,672,688	4,870,005	751,799

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Operating expenses:
General and administrative expenses	(1,125)	(9,178)	(24,235)	(3,741)

Operating losses	(1,125)	(9,178)	(24,235)	(3,741)
Interest income	—	4,973	11,526	1,779
Equity in income of subsidiaries	457,287	752,885	1,003,358	154,893

Income before income taxes	456,162	748,680	990,649	152,931
Income tax expense	—	—	—	—

Net income	456,162	748,680	990,649	152,931

Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	1,734	3,946	56,821	8,772

Comprehensive income	457,896	752,626	1,047,470	161,703

CONDENSED STATEMENTS OF CASH FLOWS

	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Net cash used in operating activities	(3,294)	(8,908)	(2,017)	(311)

Net cash used in investing activities	—	(796,209)	(132,976)	(20,528)

Net cash generated from financing activities	632,865	404,754	30,200	4,662

Effect of exchange rate changes on cash and cash equivalents	1,099	3,727	7,569	1,168

Net increase/(decrease) in cash and cash equivalents	630,670	(396,636)	(97,224)	(15,009)
Cash and cash equivalents at beginning of year	—	630,670	234,034	36,129

Cash and cash equivalents at end of year	630,670	234,034	136,810	21,120

(a)	Basis of accounting

For the Company only condensed financial information, the Company records its investment in its subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323-10, Investments-Equity Method and Joint Ventures: Overall. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and share of their income as “Equity in income of subsidiaries” on the condensed statements of comprehensive income. The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.

(b)	Commitments

The Company does not have any significant commitments or long-term obligations as of any of the years presented.